INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	$ 347,213
Balance at end of the period	342,752	$ 347,213
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	434,187	75,208
Business combination		323,216
Additions	37,672	26,536
Foreign operations financial statements translation adjustments	12,502	9,227
Balance at end of the period	484,361	434,187
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	(86,974)	(52,854)
Amortization	53,106	33,573
Foreign operations financial statements translation adjustments	1,529	547
Balance at end of the period	(141,609)	(86,974)
Capitalized development costs and technology acquired
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	104,797
Balance at end of the period	112,967	104,797
Capitalized development costs and technology acquired | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	180,707	75,208
Business combination		76,596
Additions	37,672	26,536
Foreign operations financial statements translation adjustments	3,541	2,367
Balance at end of the period	221,920	180,707
Capitalized development costs and technology acquired | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	(75,910)	(52,854)
Amortization	32,399	23,038
Foreign operations financial statements translation adjustments	644	18
Balance at end of the period	(108,953)	(75,910)
Customer relationship
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	52,526
Balance at end of the period	34,709	52,526
Customer relationship | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	62,850	0
Business combination		61,228
Additions	0	0
Foreign operations financial statements translation adjustments	2,330	1,622
Balance at end of the period	65,180	62,850
Customer relationship | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	(10,324)	0
Amortization	19,322	9,830
Foreign operations financial statements translation adjustments	825	494
Balance at end of the period	(30,471)	(10,324)
Trade Names
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	9,024
Balance at end of the period	7,941	9,024
Trade Names | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	9,764	0
Business combination		9,512
Additions	0	0
Foreign operations financial statements translation adjustments	362	252
Balance at end of the period	10,126	9,764
Trade Names | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	(740)	0
Amortization	1,385	705
Foreign operations financial statements translation adjustments	60	35
Balance at end of the period	(2,185)	(740)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	180,866
Balance at end of the period	187,135	180,866
Goodwill | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	180,866	0
Business combination		175,880
Additions	0
Foreign operations financial statements translation adjustments	6,269	4,986
Balance at end of the period	187,135	180,866
Goodwill | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	0	0
Amortization	0	0
Foreign operations financial statements translation adjustments	0	0
Balance at end of the period	$ 0	$ 0